Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net Income	$ 103,634	$ 20,036	$ 1,290,453	$ 741,120
Depreciation, depletion and amortization	763,758	444,537	1,856,660	1,633,467
Shares based payments issued for services	258,498	49,334	255,977	285,230
Accretion of asset retirement obligation	63,695	28,193	139,779	93,973
Loss on derivatives	69,289	28,775	(448,945)	(927,039)
Settlement of asset retirement obligation	(4,996)	0	(36,758)	0
Loss on sale of fixed assets	0	7,785	5,833	(1,378)
Adjustments to reconcile net income to cash from operating activities:
Accounts receivable	(99,299)	14,877	(361,314)	232,443
Inventory	3,551		34,336	0
Deposits and prepaid expenses	(356,275)	26,171	235,471	(93,123)
Accounts payable	81,308	(455,950)	(545,112)	28,398
Accrued liabilities	(949,011)	(264,889)	686,441	291,652
Cash flows from operating activities	(65,848)	(101,131)	3,112,821	2,284,743
Cash flows from investing activities
Purchase of Treasury Stock			0	(226,000)
Purchase of fixed assets	(80,143)	(19,597)	(184,794)	(115,274)
Additions to oil and gas properties	(1,234,890)	(1,498,962)	(7,672,492)	(10,247,539)
Sale of oil and gas properties	987,521	15,000	454,975	0
Settlements of asset retirement obligations			(18,910)	0
Proceeds from sale of fixed assets	0	1,600	12,755	11,240
Net cash acquired from Black Raven			656,693
Cash flows from investing activities	(327,512)	(1,501,959)	(6,751,773)	(10,577,573)
Cash flows from financing activities
Payments on notes payable	0	(200,000)	(825,000)	0
Proceeds from borrowings	500,000	1,500,000	6,000,000	4,700,000
Repayment of long-term debt	(9,096)	0	(9,096)	(33,484)
Deferred financing costs	30,902		(228,258)	0
Sale of non-controlling interest in subsidiary			0	2,650,000
Dividend paid			(757,992)	(433,696)
Distribution to non-controlling interest in subsidiary				(592,936)
Cash flows from financing activities	521,806	1,300,000	4,179,654	6,289,884
Net increase (decrease) in cash	128,446	(303,090)	540,702	(2,002,946)
Cash - beginning	1,308,196	767,494	767,494	2,770,440
Cash - ending	1,436,642	464,404	1,308,196	767,494
Supplemental disclosures:
Interest paid	74,499	71,006	375,932	195,125
Income taxes paid	0	0	0	0
Non-cash transactions:
Share based payments issued for services	258,498	49,334	216,810	452,263
Treasury stock purchased with a note payable				825,000
Preferred dividends payable			$ 456,289	$ 174,763